INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income tax rate	21.00%	21.00%
HMRC tax credit	$ 350,256
Research and development	$ 463,591	$ 259,861
UNITED STATES
Income tax rate	21.00%	21.00%
Net operating losses	$ 8,351,000
UNITED KINGDOM
Income tax rate	19.00%	19.00%
Tax credits	$ 335,832
Net operating losses	25,879,000
Research and development	$ 1,762,000